PRESIDENT'S MESSAGE


Dear Shareholder:

I am pleased to present the Annual Report for Federated Intermediate Income Fund, a portfolio of Federated Income Securities Trust. The report covers the twelve-month period from May 1, 1996, through April 30, 1997. It begins with an investment review by the fund's portfolio manager, followed by a complete listing of the fund's high-quality bond holdings, and the financial statements. In addition, financial highlights tables are included for Institutional Shares and Institutional Service Shares.

During the reporting period, the fund's Institutional Shares delivered an average annual total return of 7.00% through dividend income totaling $0.63 per share, a capital gain distribution of $0.01 per share, and a $0.02 per share increase in net asset value.* The Institutional Service Shares also produced a competitive average annual total return of 6.73% through dividend income totaling $0.61 per share, a capital gains distribution of $0.01 per share, and a $0.03 per share increase in net asset value.* The fund's net assets stood at $122 million at the end of the reporting period.

Thank you for participating in the income potential of high-quality bonds through Federated Intermediate Income Fund.

As always, we welcome your comments, questions and suggestions.

Sincerely,

[Graphic]

Glen R. Johnson
President
June 15, 1997

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

FEDERATED INTERMEDIATE INCOME FUND

MANAGEMENT DISCUSSION AND ANALYSIS

Federated Intermediate Income Fund invests primarily in high quality corporate debt securities rated in one of the three highest categories (A or better) by a nationally recognized statistical rating organization. The fund also invests in other high quality government and asset-backed securities. The fund duration is managed within a range of three to seven years.

The investment environment for high quality fixed income securities during the one-year reporting period ended April 30, 1997 was somewhat volatile but within a relative trading range. Interest rates rose slightly across the entire maturity curve, generally from 0.15% to 0.30% from the five-year point inward and 0% to 0.05% from the ten-year point outward. As a result, the fund's performance largely reflected its coupon income flow plus some relative price appreciation.

A general constant over the past year was a sustained economic growth environment as the economy entered its seventh consecutive year of expansion in March 1997. With higher earnings, corporate credit fundamentals continued to improve, and thus, high quality corporate bonds outperformed comparable maturity Treasuries over the twelve-month period. Fund duration was basically maintained at a neutral position to the Lehman Brothers Government/Corporate Total Index (the "Index")* for most of the reporting period. Thus, with no designed interest rate anticipation bias, the fund's relative performance was attributed to its overweight in corporate securities relative to the Index. For the one-year period ended April 30, 1997, the fund's Institutional Shares provided a 7.00%** average annual total return compared to a 6.72% average annual total return for the Index.

As the fund's fiscal year came to a close, corporate bond spreads were at relatively tight levels to government securities based on historical relationships. Thus, fund management may look to upgrade the portfolio into more government securities over the coming months.

 * Lehman Brothers Government/Corporate Total Index is an unmanaged index comprised of approximately 5,000 issues which include nonconvertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman Brothers, Inc. the index calculated total returns for one-month, three-month, twelve-month, and ten-year periods and year-to-date. Investments cannot be made in an index.

** Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investors' shares, when redeemed, may be worth more or less than their original cost. Total return for Institutional Service Shares for the one-year period ended April 30, 1997 was 6.73%.

FEDERATED INTERMEDIATE INCOME FUND
(INSTITUTIONAL SHARES)

GROWTH OF $25,000 INVESTED IN FEDERATED INTERMEDIATE INCOME FUND
(INSTITUTIONAL SHARES)

The graph below illustrates the hypothetical investment of $25,000 in the Federated Intermediate Income Fund (Institutional Shares) (the "Fund") from December 20, 1993 (start of performance) to April 30, 1997 compared to the Lehman Brothers Government/Corporate Total Index ("LBGCTI")+ and the Lipper Intermediate-Term Investment Grade Debt Funds Average ("LIIGDFA").++ Intermediate-Term Investment Grade Debt Funds Average ("LIIGDFA").++

[Graphic representation "A" omitted. See Appendix.]

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * The Fund's performance assumes the reinvestment of all dividends and distributions. The LBGCTI and the LIIGDFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

 + The LBGCTI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

++ The LIIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance.

FEDERATED INTERMEDIATE INCOME FUND
(INSTITUTIONAL SERVICE SHARES)

GROWTH OF $25,000 INVESTED IN FEDERATED INTERMEDIATE INCOME FUND
(INSTITUTIONAL SERVICE SHARES)

The graph below illustrates the hypothetical investment of $25,000 in the Federated Intermediate Income Fund (Institutional Service Shares) (the "Fund") from December 20, 1993 (start of performance) to April 30, 1997 compared to the Lehman Brothers Government/Corporate Total Index ("LBGCTI")+ and the Lipper Intermediate-Term Investment Grade Debt Funds Average
("LIIGDFA").++

[Graphic representation "B" omitted. See Appendix.]

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * The Fund's performance assumes the reinvestment of all dividends and distributions. The LBGCTI and the LIIGDFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

 + The LBGCTI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

++ The LIIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance.

FEDERATED INTERMEDIATE INCOME FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 1997

   PRINCIPAL
    AMOUNT                                                                                            VALUE
 ASSET-BACKED SECURITIES -- 1.0%
                HOME EQUITY RECEIVABLES -- 0.1%
 $   118,337    TMS Home Equity Trust 1992-B, Class A, 6.90%, 7/15/2007                            $     117,542
                NON-GOVERNMENT AGENCY-MORTGAGE-BACKED SECURITIES -- 0.9%
     400,000    Prudential Bache, Series 8, Class F, 7.965%, 3/1/2019                                    409,120
     500,000    Residential Funding Corp. 1993-S26, Class A10, 7.50%, 7/25/2023                          474,400
     300,000    Residential Funding Corp. 1993-S31, Class A7, 7.00%, 9/25/2023                           269,355
                  Total                                                                                1,152,875
                  TOTAL ASSET BACKED SECURITIES (IDENTIFIED COST $1,342,315)                           1,270,417
 CORPORATE BONDS -- 75.1%
                AEROSPACE & DEFENSE -- 0.2%
     300,000    Boeing Co., Unsecd. Note, 6.35%, 6/15/2003                                               291,465
                AIR TRANSPORTATION -- 0.8%
   1,000,000    Southwest Airlines Co., Deb., 7.375%, 3/1/2027                                           957,100
                BANKING -- 11.3%
   1,250,000    ABN-AMRO Bank NV, Chicago, Sub. Deb., 7.30%, 12/1/2026                                 1,155,375
   2,000,000    African Development Bank, Note, 6.88%, 10/15/2015                                      1,889,960
   2,000,000    Banco Santander, Bank Guarantee, 7.88%, 4/15/2005                                      2,061,900
   2,000,000    Bank of Montreal, Sub. Note, 7.80%, 4/1/2007                                           2,060,980
   1,000,000    Barclays North America, Deb., 9.75%, 5/15/2021                                         1,102,950
     920,000    Chase Manhattan Corp., Sub. Note, 8.00%, 5/1/2005                                        934,324
   1,500,000    Export-Import Bank Korea, 7.10%, 3/15/2007                                             1,505,565
     250,000    First Chicago NBD Corp., Sub. Note, 8.10%, 3/1/2002                                      260,900
   1,000,000    National Bank of Canada, Montreal, Sub. Note, 8.13%, 8/15/2004                         1,046,160
     300,000    Northern Trust Corp., Sub. Note, 9.00%, 5/15/1998                                        308,271
   1,500,000    UBS - NY, Sub. Note, 7.25%, 7/15/2006                                                  1,496,085
                  Total                                                                               13,822,470

FEDERATED INTERMEDIATE INCOME FUND

   PRINCIPAL
    AMOUNT                                                                                            VALUE
 CORPORATE BONDS -- CONTINUED
                BEVERAGE & TOBACCO -- 2.1%
 $   350,000    American Brands, Inc., Medium Term Note, 8.87%, 8/10/1998                          $     361,431
   2,000,000    Philip Morris Cos., Inc., Deb., 7.75%, 1/15/2027                                       1,916,340
     250,000    Philip Morris Cos., Inc., Deb., 9.25%, 12/1/1997                                         254,490
                  Total                                                                                2,532,261
                CHEMICALS & PLASTICS -- 1.5%
   1,500,000 (a)Bayer Corp., Deb., 6.50%, 10/1/2002                                                    1,471,770
     350,000    Monsanto Co., Deb., 8.80%, 7/15/1997                                                     352,429
                  Total                                                                                1,824,199
                COSMETICS & TOILETRIES -- 0.2%
     225,000    Gillette Co., Note, 6.25%, 8/15/2003                                                     217,550
                ECOLOGICAL SERVICES & EQUIPMENT -- 1.7%
   2,000,000    WMX Technologies, Inc., Deb., 8.75%, 5/1/2018                                          2,119,300
                EDUCATION -- 1.8%
   1,000,000    Columbia University, Medium Term Note, 8.62%, 2/21/2001                                1,063,320
   1,000,000    Harvard University, Revenue Bonds, 8.13% Bonds, 4/15/2007                              1,075,610
                  Total                                                                                2,138,930
                ELECTRONICS -- 2.3%
     300,000    Emerson Electric Co., Note, 6.30%, 11/1/2005                                             286,989
   2,250,000    Harris Corp., Deb., 10.38%, 12/1/2018                                                  2,475,473
                  Total                                                                                2,762,462
                FINANCE - AUTOMOTIVE -- 1.8%
   2,000,000    Ford Capital BV, Note, 9.38%, 5/15/2001                                                2,166,260
                FINANCIAL INTERMEDIARIES -- 8.8%
     250,000    American Express Credit Corp., Deb., 8.50%, 6/15/1999                                    259,408
   2,000,000    Associates Corp. of North America, Note, 6.68%, 9/17/1999                              2,003,680
   1,500,000    Donaldson, Lufkin and Jenrette Securities Corp., Note, 6.88%, 11/1/2005                1,441,950
   2,000,000    Lehman Brothers, Inc., Sr. Sub. Note, 7.38%, 1/15/2007                                 1,968,100
   1,000,000    Merrill Lynch & Co., Inc., Medium Term Note, 7.25%, 6/14/2004                          1,002,630

FEDERATED INTERMEDIATE INCOME FUND

   PRINCIPAL
    AMOUNT                                                                                            VALUE
 CORPORATE BONDS -- CONTINUED
                FINANCIAL INTERMEDIARIES -- CONTINUED
 $ 2,000,000    Morgan Stanley Group, Inc., Deb., 9.25%, 3/1/1998                                  $   2,052,200
   1,050,000    Norwest Financial, Inc., Note, 6.23%, 9/1/1998                                         1,049,874
     996,187 (a)World Financial, Pass Thru Cert., Series 96 WFP-B, 6.91%, 9/1/2013                       968,483
                  Total                                                                               10,746,325
                FOOD PRODUCTS -- 0.2%
     300,000    Kraft General Foods, Inc., Deb., 6.00%, 6/15/2001                                        290,586
                FOREST PRODUCTS -- 1.0%
   1,250,000    Smurfit Capital, Note, 6.75%, 11/20/2005                                               1,197,650
                HEALTH SERVICES -- 2.0%
   1,000,000    Aetna Services Inc., Company Guarantee, 6.75%, 8/15/2001                                 993,910
   1,500,000    Columbia/HCA Healthcare Corp., Deb., 7.19%, 11/15/2015                                 1,423,680
                  Total                                                                                2,417,590
                INDUSTRIAL PRODUCTS & EQUIPMENT -- 0.2%
     300,000    Illinois Tool Works, Inc., Note, 5.88%, 3/1/2000                                         294,480
                INSURANCE -- 11.4%
   2,500,000    Allmerica Financial Corp., Sr. Note, 7.63%, 10/15/2025                                 2,402,375
   2,485,000    American General Corp., S.F. Deb., 9.63%, 2/1/2018                                     2,696,300
   2,000,000    CNA Financial Corp., Deb., 7.25%, 11/15/2023                                           1,831,340
     300,000    Chubb Capital Corp., Note, 6.00%, 2/1/1998                                               300,267
   1,500,000    GE Global Insurance, Note, 7.00%, 2/15/2026                                            1,390,365
   1,000,000    GEICO Corp., Deb., 9.15%, 9/15/2021                                                    1,095,320
     250,000    MBIA Corporation, Deb., 9.00%, 2/15/2001                                                 267,593
   1,500,000 (a)Reinsurance Group of America, Sr. Note, 7.25%, 4/1/2006                                1,480,560
   1,500,000    SunAmerica, Inc., Medium Term Note, 7.34%, 8/30/2005                                   1,493,150
   1,000,000    SunAmerica, Inc., Note, 6.20%, 10/31/1999                                                989,850
                  Total                                                                               13,947,120

FEDERATED INTERMEDIATE INCOME FUND

   PRINCIPAL
    AMOUNT                                                                                            VALUE
 CORPORATE BONDS -- CONTINUED
                METALS & MINING -- 2.1%
 $ 1,000,000    Alcan Aluminum, Ltd., Deb., 9.20%, 3/15/2001                                       $   1,024,950
   1,500,000    Barrick Gold Corp., Deb., 7.50%, 5/1/2007                                              1,514,655
                  Total                                                                                2,539,605
                MUNICIPAL SERVICES -- 4.6%
   1,325,000    Kansas City, MO Redevelopment Authority, 7.65% Bonds (FSA LOC),
                11/1/2018                                                                              1,289,662
   1,000,000    Miami Florida Revenue Pension Obligation, 7.20% Bonds (AMBAC
                LOC), 12/1/2025                                                                          919,910
   1,250,000    Minneapolis/St. Paul, MN Airport Commission, UT GO Taxable
                Revenue Bonds (Series 9), 8.95% Bonds (Minneapolis/St. Paul, MN),
                1/1/2022                                                                               1,343,450
   1,000,000    Pittsburgh, PA Urban Redevelopment Authority, 9.07% Bonds (CGIC
                GTD), 9/1/2014                                                                         1,093,610
   1,000,000    St. Johns County, FL Convention Center, Taxable Municipal Revenue
                Bonds, 8.00% Bonds (FSA INS), 1/1/2026                                                 1,011,160
                  Total                                                                                5,657,792
                OIL & GAS -- 0.2%
     250,000    Shell Oil Co., Deb., 6.95%, 12/15/1998                                                   252,503
                PHARMACEUTICAL -- 0.2%
     250,000    American Home Products Corp., Note, 7.90%, 2/15/2005                                     262,280
                RAIL INDUSTRY -- 1.1%
   1,000,000    Atchison Topeka & Santa Fe RR, Equip. Trust, 6.55%, 1/6/2013                             944,380
     350,000    Norfolk Southern Corp., Equip. Trust, 7.75%, 8/15/1999                                   357,217
                  Total                                                                                1,301,597
                RETAILERS -- 3.7%
   2,000,000    May Department Stores Co., Deb., 8.13%, 8/15/2035                                      2,029,860
   2,250,000    Penney (J.C.) Co., Inc., Deb., 7.65%, 8/15/2016                                        2,211,615
     300,000    Sears, Roebuck & Co., Deb., 8.45%, 11/1/1998                                             308,640
                  Total                                                                                4,550,115

FEDERATED INTERMEDIATE INCOME FUND

   PRINCIPAL
    AMOUNT                                                                                            VALUE
 CORPORATE BONDS -- CONTINUED
                SOVEREIGN GOVERNMENT -- 6.8%
 $ 1,000,000 (a)Freeport Terminal (Malta) Ltd., Gtd. Global Note, 7.50%, 3/29/2009                $    1,008,020
     850,000    Quebec, Province of, Deb., 7.00%, 1/30/2007                                              830,680
   1,500,000    Quebec, Province of, Deb., 7.50%, 7/15/2023                                            1,444,440
   1,000,000    Sweden, Kingdom of, Deb., 10.25%, 11/1/2015                                            1,251,740
   2,500,000    Swedish Export Credit, 9.88%, 3/15/2038                                                2,686,625
   1,000,000    Victoria Public Authority, Local Gov't. Guarantee, 8.25%, 1/15/2002                    1,048,125
                  Total                                                                                8,269,630
                SURFACE TRANSPORTATION -- 2.2%
   2,250,000    Trans Ocean Container Corp., Sr. Sub. Note, 12.25%, 7/1/2004                           2,627,910
                TELECOMMUNICATIONS & CELLULAR -- 0.7%
     800,000    New England Telephone & Telegraph, Deb., 8.63%, 8/1/2001                                 850,384
                UTILITIES -- 6.2%
     250,000    Central Illinois Public, 1st Mtg. Bond, 6.00%, 4/1/2000                                  245,720
     250,000    Consolidated Edison Co., Deb., 6.25%, 4/1/1998                                           250,378
     250,000    Consolidated Edison Co., Deb., Series 92B, 7.63%, 3/1/2004                               256,590
   1,250,000    Enersis S.A., Note, 7.40%, 12/1/2016                                                   1,188,100
   1,500,000 (a)Israel Electric Corp. Ltd., Sr. Note, 7.88%, 12/15/2026                                1,473,000
   1,000,000    Kansas Electric Power Cooperative, Collateral Trust, 9.73%, 12/15/2017                 1,069,890
     300,000    Midwest Power Systems, Inc., Mtg. Bond, 6.75%, 2/1/2000                                  300,078
     180,000    Minnesota Power and Light Co., 1st Mtg. Bond, 7.75%, 6/1/2007                            182,194
     975,000    Pedernales Electric Coop, 10.88% Bonds (MBIA INS), 9/1/2017                            1,043,045
     250,000    Pennsylvania Power & Light Company, Mtg. Bond, 5.50%, 4/1/1998                           248,667
     500,000 (a)Tenaga Nasional Berhad, Deb., 7.50%, 1/15/2096                                           465,760
     400,000    Virginia Electric Power Co., Mtg. Bond, Series A, 9.38%, 6/1/1998                        413,004
     500,000    Wisconsin Telephone Co., Deb., 6.25%, 8/1/2004                                           477,595
                  Total                                                                                7,614,021
                  TOTAL CORPORATE BONDS (IDENTIFIED COST $92,352,531)                                 91,651,585

FEDERATED INTERMEDIATE INCOME FUND

   PRINCIPAL
    AMOUNT                                                                                            VALUE
                GOVERNMENT AGENCIES -- 7.3%
 $   200,000    Federal Home Loan Bank, 6.59%, 10/30/2000                                          $     198,546
     250,000    Federal Home Loan Bank, Deb., 6.18%, 1/10/2001                                           245,455
     550,000    Federal Home Loan Mortgage Corp., Deb. Note, 5.94%, 3/8/1999                             545,507
   1,000,000    Federal Home Loan Mortgage Corp., Deb. Note, 7.61%, 9/1/2004                             998,170
     300,000    Federal Home Loan Mortgage Corp., Deb., 6.28%, 7/15/2003                                 288,552
   4,500,000    Federal National Mortgage Association, 0/8.62%, 3/9/2022                               4,272,615
     500,000    Federal National Mortgage Association, 8.25%, 12/18/2000                                 527,070
     750,000    Federal National Mortgage Association, Medium Term Note, 7.43%,
                8/4/2005                                                                                 744,960
     250,000    Federal National Mortgage Association, Medium Term Note, 7.77%,
                7/18/2001                                                                                251,245
     500,000    Federal National Mortgage Association, Medium Term Note, 8.59%,
                2/3/2005                                                                                 508,070
     300,000    Tennessee Valley Authority, Deb., 6.875%, 1/15/2002                                      299,010
                  TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $8,728,608)                               8,879,200
 MORTGAGE-BACKED SECURITIES -- 12.6%
                FEDERAL HOME LOAN MORTGAGE CORPORATION -- 3.9%
          95    Pool M19098, 8.50%, 6/1/1997                                                                  95
   2,906,273    Pool D64184, 8.00%, 10/1/2025                                                          2,951,320
   1,877,151    Pool C00426, 7.00%, 10/1/2025                                                          1,825,285
                  Total                                                                                4,776,700
                FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 4.9%
   2,863,208    Pool 347571, 7.00%, 5/1/2003                                                           2,857,825
   1,947,028    Pool 354370, 6.50%, 8/1/2003                                                           1,912,351
   1,267,464    Pool 250412, 7.00%, 12/1/2010                                                          1,258,744
                  Total                                                                                6,028,920
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 3.8%
   2,857,030    Pool 780359, 7.50%, 12/15/2023                                                         2,850,773
     951,612    Pool 379983, 7.50%, 2/15/2024                                                            950,127

FEDERATED INTERMEDIATE INCOME FUND

   PRINCIPAL
    AMOUNT                                                                                            VALUE
 MORTGAGE BACKED SECURITIES -- CONTINUED
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- CONTINUED
 $   866,442    Pool 780204, 7.00%, 7/15/2025                                                      $     843,152
                  Total                                                                                4,644,052
                  TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $15,515,490)
              15,449,672
 TREASURY SECURITIES -- 0.5%
                U.S. TREASURY NOTES -- 0.5%
     300,000    8.50%, 2/15/2000                                                                         315,873
     300,000    7.50%, 11/15/2001                                                                        311,028
                  TOTAL TREASURY SECURITIES (IDENTIFIED COST $637,788)                                   626,901
 (B)REPURCHASE AGREEMENT -- 2.3%
   2,770,000    BT Securities Corporation, 5.43%, dated 4/30/1997, due 5/1/1997
                (AT AMORTIZED COST)                                                                    2,770,000
                  TOTAL INVESTMENTS (IDENTIFIED COST $121,346,732)(C)                               $120,647,775

(a) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At April 30, 1997, these securities amounted to $6,867,593 which represents 5.62% of net assets.

(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(c) The cost of investments for federal tax purposes amounts to $121,346,732. The net unrealized depreciation of investments on a federal tax basis amounts to $698,957 which comprised of $900,254 appreciation and $1,599,211 depreciation at April 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($122,096,967) at April 30, 1997.

The following acronyms are used throughout this portfolio:

AMBAC -- American Municipal Bond Assurance Corporation CGIC -- Capital Guaranty Insurance Corporation FSA -- Financial Security Assurance GO -- General Obligation GTD -- Guaranty INS -- Insured LOC -- Letter of Credit MBIA -- Municipal Bond Investors Assurance UT -- Unlimited Tax

(See Notes which are an integral part of the Financial Statements)

FEDERATED INTERMEDIATE INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1997



 ASSETS:
 Total investments in securities, at value (identified and tax cost $121,346,732)                   $120,647,775
 Income receivable                                                                                     2,108,263
 Receivable for shares sold                                                                              254,000
 Deferred expenses                                                                                        16,603
    Total assets                                                                                     123,026,641
 LIABILITIES:
 Payable for shares redeemed                                                            $ 272,321
 Income distribution payable                                                              556,383
 Payable to Bank                                                                           66,719
 Accrued expenses                                                                          34,251
    Total liabilities                                                                                    929,674
 NET ASSETS for 12,466,999 shares outstanding                                                       $122,096,967
 NET ASSETS CONSIST OF:
 Paid in capital                                                                                    $123,164,139
 Net unrealized depreciation of investments                                                             (698,957)
 Accumulated net realized loss on investments                                                           (380,301)
 Undistributed net investment income                                                                      12,086
    Total Net Assets                                                                                $122,096,967
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $121,306,743 / 12,386,311 shares outstanding                                                              $9.79
 INSTITUTIONAL SERVICE SHARES:
 $790,224 / 80,688 shares outstanding                                                                      $9.79

(See Notes which are an integral part of the Financial Statements)

FEDERATED INTERMEDIATE INCOME FUND
STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 1997

 INVESTMENT INCOME:
 Interest                                                                                            $7,598,796
 EXPENSES:
 Investment advisory fee                                                               $   539,952
 Administrative personnel and services fee                                                 155,001
 Custodian fees                                                                             22,478
 Transfer and dividend disbursing agent fees and expenses                                   46,349
 Directors'/Trustees' fees                                                                   2,680
 Auditing fees                                                                              17,478
 Legal fees                                                                                  3,295
 Portfolio accounting fees                                                                  67,480
 Distribution services fee -- Institutional Service Shares                                   1,835
 Shareholder services fee -- Institutional Shares                                          268,141
 Shareholder services fee -- Institutional Service Shares                                    1,835
 Share registration costs                                                                   29,672
 Printing and postage                                                                       22,613
 Insurance premiums                                                                          3,804
 Taxes                                                                                       5,428
 Miscellaneous                                                                              27,158
   Total expenses                                                                        1,215,199
 Waivers --
   Waiver of investment advisory fee $(344,689) Waiver of distribution  services fee -- Institutional  Service Shares (662) Waiver of shareholder services fee
   --  Institutional  Shares  (268,141)  Waiver of  shareholder  services fee --
   Institutional Service Shares (1,173)
     Total waivers                                                                        (614,665)
       Net expenses                                                                                     600,534
         Net investment income                                                                        6,998,262
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized loss on investments                                                                      (380,854)
 Net change in unrealized depreciation of investments                                                   356,638
   Net realized and unrealized loss on investments                                                      (24,216)
     Change in net assets resulting from operations                                                  $6,974,046

(See Notes which are an integral part of the Financial Statements)

FEDERATED INTERMEDIATE INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                                   YEAR ENDED APRIL 30,
                                                                                1997               1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                                      $  6,998,262       $ 3,704,305
 Net realized gain (loss) on investments ($268,793 net loss and $57,997
 net gain, respectively, as computed for federal tax purposes)                  (380,854)          592,904
 Net change in unrealized appreciation/depreciation                              356,638        (1,216,895)
  Change in net assets resulting from operations                               6,974,046         3,080,314
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income
  Institutional Shares                                                        (6,940,716)       (3,680,651)
  Institutional Service Shares                                                   (45,460)          (23,654)
 Distributions from net realized gains
  Institutional Shares                                                           (56,910)           --
  Institutional Service Shares                                                      (534)           --
  Change in net assets resulting from distributions to shareholders           (7,043,620)       (3,704,305)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                                 70,364,497        73,115,997
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                        1,225,640           566,067
 Cost of shares redeemed                                                     (37,424,842)      (17,840,975)
  Change in net assets resulting from share transactions                      34,165,295        55,841,089
  Change in net assets                                                        34,095,721        55,217,098
 NET ASSETS:
 Beginning of period                                                          88,001,246        32,784,148
 End of period (including undistributed net investment income
 of $12,086 and $0, respectively)                                           $122,096,967       $88,001,246

(See Notes which are an integral part of the Financial Statements)

FEDERATED INTERMEDIATE INCOME FUND
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        YEAR ENDED APRIL 30,
                                                              1997       1996        1995     1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                        $ 9.77    $ 9.55      $ 9.53     $10.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                        0.63      0.66        0.66       0.23
  Net realized and unrealized gain (loss) on investments       0.03      0.22        0.02      (0.47)
  Total from investment operations                             0.66      0.88        0.68      (0.24)
 LESS DISTRIBUTIONS
  Distributions from net investment income                    (0.63)    (0.66)      (0.66)     (0.23)
  Distributions from net realized gain on investments         (0.01)      --          --         --
  Total distributions                                         (0.64)    (0.66)      (0.66)     (0.23)
 NET ASSET VALUE, END OF PERIOD                              $ 9.79    $ 9.77      $ 9.55     $ 9.53
 TOTAL RETURN(B)                                               7.00%     9.13%       7.53%     (2.48%)
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                     0.55%     0.55%       0.48%      0.00%*
  Net investment income                                        6.48%     6.52%       7.12%      6.36%*
  Expense waiver/reimbursement(c)                              0.57%     0.85%       1.22%      1.40%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                  $121,307   $87,493     $32,508    $17,702
  Portfolio turnover                                             55%       66%         88%         0%

* Computed on an annualized basis.

(a) Reflects operations for the period from December 15, 1993 (date of initial public offering) to April 30, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED INTERMEDIATE INCOME FUND
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        YEAR ENDED APRIL 30,
                                                             1997     1996        1995      1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                       $ 9.76    $ 9.55     $ 9.53     $10.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                       0.61      0.63       0.64       0.22
  Net realized and unrealized gain (loss) on investments      0.04      0.21       0.02      (0.47)
  Total from investment operations                            0.65      0.84       0.66      (0.25)
 LESS DISTRIBUTIONS
  Distributions from net investment income                   (0.61)    (0.63)     (0.64)     (0.22)
  Distributions from net realized gain on investments        (0.01)      --         --         --
  Total distributions                                        (0.62)    (0.63)     (0.64)     (0.22)
 NET ASSET VALUE, END OF PERIOD                             $ 9.79    $ 9.76     $ 9.55     $ 9.53
 TOTAL RETURN(B)                                              6.73%     8.86%      7.27%     (2.57%)
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                    0.80%     0.80%      0.72%      0.25%*
  Net investment income                                       6.21%     6.31%      6.85%      6.12%*
  Expense waiver/reimbursement(c)                             0.57%     0.85%      1.22%      1.40%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                     $790      $508       $276       $225
  Portfolio turnover                                            55%       66%        88%         0%

* Computed on an annualized basis.

(a) Reflects operations for the period from December 15, 1993 (date of initial public offering) to April 30, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED INTERMEDIATE INCOME FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1997

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Intermediate Income Fund (the "Fund"), a diversified portfolio. The investment objective of the Fund is to provide current income. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS -- U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

   REPURCHASE AGREEMENTS -- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

   The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

   FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

   At April 30, 1997, the Fund, for federal tax purposes, had a capital loss carryforward of $268,793, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2005.

   Additionally, net capital losses of $112,061 attributable to security transactions incurred after October 31, 1996 are treated as arising on the first day of the Fund's next taxable year.

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   DEFERRED EXPENSES -- The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

   RESTRICTED SECURITIES -- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at the price provided by dealers in secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

   Additional information on each restricted security held at April 30, 1997 is as follows:

    SECURITY                                                ACQUISITION DATE    ACQUISITION COST
    Bayer Corp., Deb.                                            3/21/96          $1,495,927
    Reinsurance Group of America, Sr. Note                       3/19/96           1,495,410
    Tenaga Nasional Berhad, Deb.                                 3/3/97              474,925
    Word Financial, Pass Thru Cert. Series 96                   11/18/96             996,187
    Freeport Terminal (Malta) Ltd., Gtd. Global Note         3/17/94-7/19/94         972,965
    Israel Electric Corp. Ltd., Sr. Note                         1/28/97           1,497,051

   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

                                                                     YEAR ENDED APRIL 30,
                                                            1997                         1996
 INSTITUTIONAL SHARES                             SHARES         AMOUNT         SHARES         AMOUNT
 Shares sold                                     7,046,674   $  69,424,049     7,294,867    $ 72,842,163
 Shares issued to shareholders in payment
 of distributions declared                         121,307       1,193,759        55,479         553,522
 Shares redeemed                                (3,741,544)    (36,732,127)   (1,794,289)    (17,784,858)
  Net change resulting from Institutional
  Share transactions                             3,426,437   $  33,885,681     5,556,057    $ 55,610,827

                                                                      YEAR ENDED APRIL 30,
                                                            1997                           1996
 INSTITUTIONAL SERVICE SHARES                    SHARES         AMOUNT          SHARES         AMOUNT
 Shares sold                                        95,657   $     940,448        28,008    $    273,834
 Shares issued to shareholders in payment
 of distributions declared                           3,236          31,881         1,255          12,545
 Shares redeemed                                   (70,216)       (692,715)       (6,200)        (56,117)
  Net change resulting from Institutional
  Service Share transactions                        28,677   $     279,614        23,063    $    230,262
  Net change resulting from Fund share
  transactions                                   3,455,114   $  34,165,295     5,579,120    $ 55,841,089

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE -- Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

   ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

   DISTRIBUTION SERVICES FEE -- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of average daily net assets of the Institutional Service Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

   SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

   TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   ORGANIZATIONAL EXPENSES -- Organizational expenses of $86,699 were borne initially by Adviser. The Fund has agreed to reimburse Adviser for the organizational expenses during the five-year period following effective date. For the period ended April 30, 1997, the Fund paid $19,748 pursuant to this agreement.

   GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended April 30, 1997, were as follows:

 PURCHASES                                         $91,351,372
 SALES                                             $56,639,326

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Trustees and Shareholders of
FEDERATED INTERMEDIATE INCOME FUND (a portfolio of Federated Income Securities Trust):

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Intermediate Income Fund (one of the portfolios comprising Federated Income Securities Trust), as of April 30, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1997, by correspondence with the custodian and a broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Intermediate Income Fund, a portfolio of Federated Income Securities Trust, at April 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

                                                          ERNST & YOUNG LLP

Pittsburgh, Pennsylvania
June 13, 1997

TRUSTEES

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS
John F. Donahue
  Chairman
Glen R. Johnson
  President
J. Christopher Donahue
  Executive Vice President
Edward C. Gonzales
  Executive Vice President
John W. McGonigle
  Executive Vice President, Treasurer, and Secretary
Richard B. Fisher
  Vice President
S. Elliott Cohan
  Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

FEDERATED
INTERMEDIATE
INCOME
FUND

ANNUAL REPORT
TO SHAREHOLDERS
APRIL 30, 1997

[Graphic]

Federated Investors
Federated Securities Corp., Distributor

Cusip 31420C407
Cusip 31420C506
G00715-02 (6/97)

[Graphic]

                                    Appendix

         A. The graphic presentation here displayed consists of a legend in the upper left quadrant indicating the components of the corresponding line graph. Federated Intermediate Income Fund (Institutional Shares) (the "Fund") is represented by a solid line. The Lehman Brothers Government/Corporate Total Index ("LBGCTI") is represented by a broken line. The Lipper Intermediate-Term Investment Grade Debt Funds Average ("LIIGDFA") is represented by a dashed line. The line graph is a visual representation of a comparison of change in value of a hypothetical $25,000 investment in the Fund, LBGCTI, and LIIGDFA. The "y" axis reflects the cost of the investment. The "x" axis reflects annual computation periods from the Fund's start of business, December 20, 1993, through April 30, 1997. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to LBGCTI and LIIGDFA; the ending values are $30,612, $29,772, and $29,291, respectively. There is also a legend in the bottom center of the graphic presentation which indicates the Average Annual Total Return for the period ended April 30, 1997, beginning with the one-year period, and the inception date; the Average Annual Total Returns are 7.00%, and 6.20%, respectively.

         B. The graphic presentation here displayed consists of a legend in the upper left quadrant indicating the components of the corresponding line graph. Federated Intermediate Income Fund (Institutional Service Shares) (the "Fund") is represented by a solid line. The Lehman Brothers Government/Corporate Total Index ("LBGCTI") is represented by a broken line. The Lipper Intermediate-Term Investment Grade Debt Funds Average ("LIIGDFA") is represented by a dashed line. The line graph is a visual representation of a comparison of change in value of a hypothetical $25,000 investment in the Fund, LBGCTI, and LIIGDFA. The "y" axis reflects the cost of the investment. The "x" axis reflects annual computation periods from the Fund's start of business, December 20, 1993, through April 30, 1997. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to LBGCTI and LIIGDFA; the ending values are $30,357, $29,772, and $29,291, respectively. There is also a legend in the bottom center of the graphic presentation which indicates the Average Annual Total Return for the period ended April 30, 1997, beginning with the one-year period, and the inception date; the Average Annual Total Returns are 6.73%, and 5.94%, respectively.